NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
NET REVENUES
Schedule of net revenue

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Tuition fee	1,491,594	1,658,981	1,896,642
Certification service fee	35,976	50,321	82,376
Loan referral service fee	9,855	33,533	18,096
Others	1,876	2,822	12,444
Business taxes and surcharges	(19,266)	(11,842)	(13,878)
Total net revenues	1,520,035	1,733,815	1,995,680

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Timing of revenue recognition
Services transferred at a point in time	45,831	83,854	100,472
Services transferred over time	1,474,204	1,649,961	1,895,208

Total net revenues	1,520,035	1,733,815	1,995,680

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Guarantee service	—	19,880	89,691